Expenses by nature - Payroll and employee benefits (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2023
Expenses by nature
Salaries, wages and bonus	¥ 463,208	¥ 1,670,100	¥ 1,202,421	¥ 657,236
Contributions to social security contribution plan	53,977	181,962	140,311	75,168
Welfare expenses	17,184	76,585	48,027	24,306
Equity-settled share-based payment expenses	46,432	367,869	85,184	62,882
Total	¥ 580,801	¥ 2,296,516	¥ 1,475,943	¥ 819,592